CIRR-system	12 Months Ended
Dec. 31, 2020
CIRR-system
CIRR-system

Note 24. CIRR-system

Pursuant to the Company’s assignment as stated in its owner instruction issued by the Swedish government, SEK administers credit granting in the Swedish system for officially supported export credits (CIRR-system). SEK receives compensation from the Swedish government in the form of an administrative compensation, which is calculated based on the principal amount outstanding.

The administrative compensation paid by the state to SEK as compensation is recognized in the CIRR-system as administrative compensation to SEK. Refer to the following tables of the statement of comprehensive income and statement of financial positions for the CIRR-system, presented as reported to the owner. Interest expenses includes interest expenses for loans between SEK and the CIRR-system which reflects the borrowing cost for the CIRR-system. Interest expenses for derivatives hedging CIRR-loans are also recognized as interest expenses, which differs from SEK’s accounting principles. Arrangement fees to SEK are recognized together with other arrangement fees as interest expenses.

In addition to the CIRR-system, SEK administers the Swedish government’s previous concessionary credit program according to the same principles as the CIRR-system. No new lending is being offered under the concessionary credit program. As of December 31, 2020, concessionary loans outstanding amounted to Skr 382 million (year-end 2019: Skr 547 million) and operating profit for the program amounted to Skr -28 million for the period January-December 2020 (2019: Skr -36 million). SEK´s administrative compensation for administrating the concessionary credit program amounted to Skr 1 million (2019: Skr 2 million).

Statement of comprehensive income for the CIRR-system

Skr mn	2020	2019	2018
Interest income	2,170	2,074	1,624
Interest expenses	-2,087	-1,912	-1,480
Interest compensation	14	1	20
Foreign exchange effects	4	5	9
Profit before compensation to SEK	101	168	173
Administrative remuneration to SEK	-196	-192	-155
Operating profit CIRR-system	-95	-24	18
Reimbursement to (-) / from (+) the State	95	24	-18

Statement of financial position for the CIRR-system

Skr mn	Dec 31, 2020	Dec 31, 2019
Cash and cash equivalents	2	0
Loans	69,163	76,120
Derivatives	—	26
Other assets	12,528	9,307
Prepaid expenses and accrued revenues	407	569
Total assets	82,100	86,022

Liabilities	69,289	76,257
Derivatives	12,232	9,117
Accrued expenses and prepaid revenues	579	648
Total liabilities and equity	82,100	86,022

Commitments
Committed undisbursed loans	51,463	47,868
Binding offers	1,322	37